Property, Plant And Equipment, Intangible Assets And Goodwill (Schedule Of Changes In Carrying Amount Of Goodwill) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Goodwill [Line Items]
Balance	$ 4,216,085	$ 4,186,718
Acquisitions	0	24,893
Dispositions	0	(3,218)
Foreign currency	(6,485)	7,784
Other	(2,641)	(92)
Balance	4,206,959	4,216,085
CCME [Member]
Goodwill [Line Items]
Balance	3,236,688	3,212,427
Acquisitions	0	24,842
Dispositions	0	(489)
Foreign currency	0	0
Other	(2,641)	(92)
Balance	3,234,047	3,236,688
Americas Outdoor Advertising [Member]
Goodwill [Line Items]
Balance	571,932	571,932
Acquisitions	0	0
Dispositions	0	0
Foreign currency	0	0
Other	0	0
Balance	571,932	571,932
International Outdoor Advertising [Member]
Goodwill [Line Items]
Balance	290,316	285,261
Acquisitions	0	0
Dispositions	0	(2,729)
Foreign currency	(6,485)	7,784
Other	0	0
Balance	283,831	290,316
Other [Member]
Goodwill [Line Items]
Balance	117,149	117,098
Acquisitions	0	51
Dispositions	0	0
Foreign currency	0	0
Other	0	0
Balance	$ 117,149	$ 117,149